UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Small Cap Fund

55 Old Bedford Road

Lincoln, MA 01773

Willard L. Umphrey

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant's telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2006 - JUNE 30, 2007

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

Quant Small Cap Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/07/06 - S	Actuant Corp *ATU*		00508X203		05/15/06		19,198
	1	Increase Authorized Common Stock	For	Against			Mgmt

We do not support this plan. The number of additional authorized common shares sought in this proposal exceeds our guidelines. As a policy, Taft-Hartley Advisory Services will not support increases in authorized common shares of this magnitude, unless the company has offered a specific and reasonable purpose for the additional shares. In this case, the company has not offered a specific reason for the share increase. Large increases in authorized common stock may be used for anti-takeover devices or to fund undesirable increases in executive stock options without shareholder approval.

	2	Approve Executive Incentive Bonus Plan	For	Against			Mgmt

Though we commend the company on its effort to link cash bonuses with clearly defined performance criteria, the plan’s annual individual award limit has the potential to exceed our guidelines for executive incentive programs due to its open-ended, unlimited nature. In years with substantial pool increases, the individual award limit parameters prescribed by the plan would not keep payouts to executives within our $2 million individual award limit. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

07/18/06 - A	Turbochef Technologies Inc. *OVEN*		900006206		06/02/06		87,046
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Richard E. Perlman --- Withhold
We will vote FOR the director nominees with the exception of insider Richard E. Perlman from whom we will WITHHOLD votes for serving as a non-independent board chair.
	1.2	Elect Director James K. Price --- For
	1.3	Elect Director James W. DeYoung --- For
	1.4	Elect Director Sir Anthony Jolliffe --- For
	1.5	Elect Director J. Thomas Presby --- For
	1.6	Elect Director William A. Shutzer --- For
	1.7	Elect Director Raymond H. Welsh --- For
	2	Ratify Auditors	For	Against			Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. In this instance, the non-auditing consulting fees are more than 25 percent of total fees paid. As such, we will vote against the company’s auditor. We believe the integrity of the auditor’s relationship with the company is compromised when a firm is paid excessive consulting fees on top of those paid for auditing services. This arrangement has the potential to open the auditor process to a wide range of conflicts of interest.

07/27/06 - A	Cambrex Corp. *CBM*		132011107		06/07/06	87,420
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director David R. Bethune --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee David R. Bethune, and WITHHOLD votes from affiliated outsider Kathryn Rudie Harrigan for lack of a two-thirds majority independent board, and for standing on the Audit Committee.

	1.2	Elect Director Kathryn Rudie Harrigan --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Declassify the Board of Directors	Against	For		ShrHoldr

Mgmt Rec - Company Management Recommended Vote

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote.

08/09/06 - A	Talk America Holdings, Inc.		87426R202		06/12/06	67,056
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Edward B. Meyercord, III --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insider Edward B. Meyercord, III for lack of a two-thirds majority independent board, and for failure to establish an independent Nominating Committee.

	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

	3	Approve Qualified Employee Stock Purchase Plan	For	For		Mgmt

Taft-Hartley Advisory Services generally supports broad-based employee stock purchase plans as a means of linking shareholder interests with those of company employees. This plan qualifies as an employee stock purchase plan under Section 423 of the Internal Revenue Code. This plan has a reasonable employee purchasing cap and contains a predetermined offering period. As such, this ESPP meets our guidelines.

08/29/06 - A	webMethods, Inc.		94768C108		06/30/06	162,678
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Bill Russell --- For
The director nominees meet our guidelines.
	1.2	Elect Director R. James Green --- For
	1.3	Elect Director Peter Gyenes --- For

Mgmt Rec - Company Management Recommended Vote

	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

	3	Approve Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 31.54% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders. In addition, the company’s three-year average burn rate of 11.93% is higher than its four-digit GICS peer group burn rate of 8%, and therefore fails to meet our guidelines.

09/12/06 - A/S	Lions Gate Entertainment Corp. *LGF*		535919203		07/14/06	192,969
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Norman Bacal --- Withhold

The composition of the board does not meet our standard for board independence. A majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Michael Burns and Jon Feltheimer, and affiliated outsiders Norman Bacal, Arthur Evrensel and Laurie May, from whom we will WITHHOLD votes for lack of a majority independent board. We will also WITHHOLD votes from Arthur Evrensel for standing as an affiliated outsider on the Compensation Committee, and from Jon Feltheimer for serving as both chairman and CEO. Finally, Taft-Hartley Advisory Services takes the position that Paterson’s settlement agreement with the OSC contains information that is both serious and recent enough to prevent us from voting in favour of his nomination.

	1.2	Elect Director Michael Burns --- Withhold

Mgmt Rec - Company Management Recommended Vote

	1.3	Elect Director Arthur Evrensel --- Withhold
	1.4	Elect Director Jon Feltheimer --- Withhold
	1.5	Elect Director Morley Koffman --- For
	1.6	Elect Director Harald Ludwig --- For
	1.7	Elect Director Laurie May --- Withhold
	1.8	Elect Director G. Scott Paterson --- Withhold
	1.9	Elect Director Daryl Simm --- For
	1.10	Elect Director Hardwick Simmons --- For
	1.11	Elect Director Brian V. Tobin --- For
	2	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Remuneration of Auditors	For	For		Mgmt
We support this item.
	3	Amend Stock Option Plan	For	Against		Mgmt

We do not support this plan. Although the potential Voting Power Dilution (VPD) for all incentive plans of 9.42% meets our guidelines, the plan participation extends to non-employee directors. As of July 14, 2006, ten outside directors, as a group held at least 225,000 options. We support only limited participation by non-employee directors in such plans and to ensure accountability, we require that the company’s plan reflect an aggregate limit on non-employee director participation, and/or a specific limit on the maximum value or size of grants to non-employee directors. As directors are also plan administrators, to protect shareholders from self-dealing, these limits must ensure that director compensation involving treasury shares will be contained at a reasonable level.

11/09/06 - A	Grubb & Ellis Co. *GBE*		400095204		09/25/06	111,900
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director R. David Anacker --- Withhold

Mgmt Rec - Company Management Recommended Vote

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Mark E. Rose and affiliated outsiders R. David Anacker, Anthony G. Antone and C. Michael Kojaian, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from R. David Anacker for standing as an affiliated outsider on key board committees, from C. Michael Kojaian for serving as a non-independent board chair, and from Audit Committee members R. David Anacker and Robert J. McLaughlin for neglecting to include auditor ratification on the proxy ballot.       Note, we will not be withholding votes from the Audit Committee member F. Joseph Moravec for neglecting to include auditor ratification on the proxy ballot, as he is a new director nominee.

	1.2	Elect Director Anthony G. Antone --- Withhold
	1.3	Elect Director C. Michael Kojaian --- Withhold
	1.4	Elect Director Robert J. Mclaughlin --- Withhold
	1.5	Elect Director F. Joseph Moravec --- For
	1.6	Elect Director Mark E. Rose --- Withhold
	1.7	Elect Director Rodger D. Young --- For
	2	Approve Omnibus Stock Plan	For	For		Mgmt

Given that the company will be entitled to a business expense deduction due to the favorable tax treatment attributable to Section 162(m) and ensures that the plan is in compliance with the listing requirements of NYSE, we believe the proposed amendments warrant shareholder approval.

11/30/06 - A	The Hain Celestial Group, Inc. *HAIN*		405217100		10/23/06	43,170
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Irwin D. Simon --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Irwin D. Simon and affiliated outsiders Roger Meltzer, Andrew R. Heyer, and Beth L. Bronner, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Andrew R. Heyer and Beth L. Bronner for standing as affiliated outsiders on key board committees, and from Irwin D. Simon for serving as both chairman and CEO.

	1.2	Elect Director Barry J. Alperin --- For
	1.3	Elect Director Beth L. Bronner --- Withhold
	1.4	Elect Director Jack Futterman --- For
	1.5	Elect Director Daniel R. Glickman --- For
	1.6	Elect Director Marina Hahn --- For
	1.7	Elect Director Andrew R. Heyer --- Withhold
	1.8	Elect Director Roger Meltzer --- Withhold
	1.9	Elect Director Mitchell A. Ring --- For
	1.10	Elect Director Lewis D. Schiliro --- For
	1.11	Elect Director Larry S. Zilavy --- For

Mgmt Rec - Company Management Recommended Vote

	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 20.69%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

12/05/06 - A	Comtech Telecommunications Corp. *CMTL*		205826209		10/06/06	26,648
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Richard L. Goldberg --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from affiliated outsider Richard L. Goldberg for lack of a two-thirds majority independent board.

	2	Amend Omnibus Stock Plan	For	For		Mgmt

Given that the company will be entitled to a business expense deduction due to the favorable tax treatment attributable to Section 162(m), we believe the proposed amendment warrants shareholder approval.

	3	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

12/07/06 - A	United Natural Foods, Inc. *UNFI*		911163103		10/13/06	36,925
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Richard Antonelli --- For
The director nominees meet our guidelines.
	1.2	Elect Director Joseph M. Cianciolo --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

12/21/06 - A	Nice-Systems Ltd.		653656108		11/14/06	87,445
Meeting for ADR Holders
	1	ELECT THE BOARD OF DIRECTOR OF THE COMPANY: RON GUTLER.	For	For		Mgmt
The director nominees meet our guidelines.
	2	ELECT THE BOARD OF DIRECTOR OF THE COMPANY: JOSEPH ATSMON.	For	For		Mgmt
	3	ELECT THE BOARD OF DIRECTOR OF THE COMPANY: RIMON BEN-SHAOUL.	For	For		Mgmt
	4	ELECT THE BOARD OF DIRECTOR OF THE COMPANY: YOSEPH DAUBER.	For	For		Mgmt
	5	ELECT THE BOARD OF DIRECTOR OF THE COMPANY: JOHN HUGHES.	For	For		Mgmt
	6	ELECT THE BOARD OF DIRECTOR OF THE COMPANY: DAVID KOSTMAN.	For	For		Mgmt
	7	Ratify Auditors	For	For		Mgmt
We will support this item.
	8	TO APPROVE AN INCREASE OF THE COMPANY S AUTHORIZED SHARE CAPITAL FROM 75,000,000 TO 125,000,000 ORDINARY SHARES.	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

As this request falls outside the limits established by our guidelines for increases in authorized capital, we will vote against this item.
	9	TO APPROVE THE INCREASE OF THE POOL OF SHARES RESERVED UNDER THE COMPANY S EMPLOYEE STOCK PURCHASE PLAN.	For	Against		Mgmt
Given the excessive 18.2-percent dilution associated with the company’s equity incentive plans, we will vote against this item.
	10	TO APPROVE A SPECIAL ANNUAL FEE TO THE CHAIRMAN OF THE BOARD OF DIRECTORS.	For	For		Mgmt
We will support this routine item.
	11	TO APPROVE THE GRANT OF OPTIONS TO PURCHASE ORDINARY SHARES OF THE COMPANY TO THE NONEXECUTIVE DIRECTORS.	For	Against		Mgmt
Given the excessive 18.2-percent dilution associated with the company’s equity incentive plans, we will vote against this item.

01/04/07 - A	Vail Resorts, Inc. *MTN*		91879Q109		11/06/06	67,168
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director John J. Hannan --- For
We will vote FOR the director nominees with the exception of John F. Sorte, from whom we will WITHHOLD votes for standing as an affiliated outsider on key board committees.
	1.2	Elect Director Roland A. Hernandez --- For
	1.3	Elect Director Thomas D. Hyde --- For
	1.4	Elect Director Robert A. Katz --- For
	1.5	Elect Director Richard D. Kincaid --- For
	1.6	Elect Director Joe R. Micheletto --- For
	1.7	Elect Director John F. Sorte --- Withhold
	1.8	Elect Director William P. Stiritz --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 11.53% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

	4	Other Business	For	Against		Mgmt
As we cannot know the content of these issues, we do not approve of this request.

01/11/07 - S	Crown Castle International Corp. *CCI*		228227104		11/27/06	157,008
	1	Approve Merger Agreement	For	For		Mgmt
Based on our review of the terms of the transaction and the factors described above, specifically the strategic rationale, we believe that the merger agreement warrants support.

01/29/07 - S	Angiodynamics, Inc. *ANGO*		03475V101		12/21/06	18,637
	1	Issue Shares in Connection with an Merger	For	For		Mgmt

Our review of the analyst reports and the proxy filing suggests that the proposed acquisition of RITA entails key strategic benefits. Moreover, we believe that the 11.8 percent increase in Angio’s stock price since the announcement of the merger transaction is indicative of market’s approval of the transaction. Consequently, given the strategic benefits and the positive market response to the proposed transaction, we will support the share issuance.

01/31/07 - A	Sonic Corp. *SONC*		835451105		12/04/06	77,077
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director J. Clifford Hudson --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider J. Clifford Hudson and affiliated outsider Robert M. Rosenberg from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Robert M. Rosenberg for standing as an affiliated outsider on key board committees, and from J. Clifford Hudson for serving as both board chair and CEO.

	1.2	Elect Director J. Larry Nichols --- For
	1.3	Elect Director Federico F. Pena --- For
	1.4	Elect Director Robert M. Rosenberg --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

02/05/07 - S	Cambrex Corp. *CBM*		132011107		12/27/06	87,420
	1	Approve Sale of Company Assets	For	For		Mgmt

The transaction appears to be reasonable from a strategic point of view and will allow the company to focus on growing its Human Health Business. Moreover, the fact that the proposed asset sale resulted from an intensive search for strategic alternatives conducted by the company’s advisor provides shareholders with assurance that they are receiving market-determined value for their company’s assets. As such, we believe that this item warrants support.

	2	Adjourn Meeting	For	For		Mgmt
Where Taft-Hartley Advisory Services is supportive of the underlying proposal, we may support a narrowly-crafted proposal to adjourn the meeting for the purpose of soliciting additional proxies.

04/02/07 - A	Core Laboratories N V *CLB*		N22717107		02/07/07	71,202
Meeting for ADR Holders
	1	ELECTION OF SUPERVISORY DIRECTOR: D. JOHN OGREN.	For	For		Mgmt

D. John Ogren, Joseph R. Perna, and Jacobus Schouten appear to possess the necessary qualifications for board membership. Based on a lack of controversy concerning the candidates, we will vote for this proposal.

	2	ELECTION OF SUPERVISORY DIRECTOR: JOSEPH R. PERNA.	For	For		Mgmt
	3	ELECTION OF SUPERVISORY DIRECTOR: JACOBUS SCHOUTEN.	For	For		Mgmt
	4	TO CONFIRM AND ADOPT OUR DUTCH STATUTORY ANNUAL ACCOUNTS IN THE ENGLISH LANGUAGE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006.	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

PricewaterhouseCoopers audited the financial statements for 2006. The auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles. We will support this proposal.

5	TO APPROVE AND RESOLVE THE CANCELLATION OF OUR REPURCHASED SHARES.	For	For	Mgmt

Share buybacks benefit shareholders by boosting the trading price and returning surplus capital. Additionally, repurchases usually improve the efficiency of the balance sheet, which may also enhance returns over the long term. In keeping with our support for the share repurchase program, we will vote for this item as well.

6	TO APPROVE AND RESOLVE THE EXTENSION OF THE AUTHORITY TO REPURCHASE UP TO 10% OF OUR ISSUED SHARE CAPITAL UNTIL OCTOBER 2, 2008.	For	For	Mgmt

Some shareholders object to corporations repurchasing shares. They prefer to see extra cash invested in new businesses or paid out as dividends. We believe that when timed correctly, corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns. For this reason, we will vote in favor of the board’s proposal.

7	TO APPROVE AND RESOLVE THE EXTENSION OF THE AUTHORITY TO ISSUE SHARES AND/OR TO GRANT RIGHTS.	For	Against	Mgmt

Our guidelines allow for general capital increases without preemptive rights to a maximum of 10 percent of the existing outstanding share capital; this amount is generally more than adequate for unforeseen contingencies. This proposal would authorize the management board to issue shares equivalent to 20 percent of currently issued share capital without preemptive rights. Since the proposal exceeds our guidelines, we will vote against this item.

8	TO APPROVE AND RESOLVE THE EXTENSION OF THE AUTHORITY TO LIMIT OR EXCLUDE THE PREEMPTIVE RIGHTS OF THE HOLDERS OF OUR COMMON SHARES AND/OR PREFERENCE SHARES UNTIL APRIL 2, 2012.	For	Against	Mgmt

As (i) our guidelines allow for general capital increases without preemptive rights to a maximum of 10 percent of the issued share capital and (ii) the request to issue ordinary shares under the previous item exceeds this 10 percent range, we will also vote against this item.

Mgmt Rec - Company Management Recommended Vote

	9	TO APPROVE AND RESOLVE THE AMENDMENT AND RESTATEMENT OF THE CORE LABORATORIES N.V. 1995 LONG-TERM INCENTIVE PLAN.	For	For		Mgmt

The company has pointed out that this decision concerns only an amendment and does not entail the issue of new options. The amendments are considered to be positive, and we therefore support the proposal.

	10	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS OUR COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDED DECEMBER 31, 2007.	For	For		Mgmt

Note that the auditor’s report contained in the annual report is unqualified, meaning that in the opinion of the auditor, the company’s financial statements are fairly presented in accordance with generally accepted accounting principles. We will vote for this item.

04/17/07 - A	Leesport Financial Corp. *FLPB*		524477106		03/06/07	145
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Vito A. Delisi --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insider Vito A. DeLisi and affiliated outsiders Alfred J. Weber and Karen A. Rightmire for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Alfred J. Weber and Karen A. Rightmire for standing as affiliated outsiders on key board committees, from Alfred J. Weber for serving as a non-independent board chair, and from Karen A. Rightmire, Michael L. Shor, Alfred J. Weber and M. Domer Leibensperger, and Vito A. DeLisi for failure to remove a dead-hand, slow-hand, or similar feature in the company’s poison pill.

	1.2	Elect Director M. Domer Leibensperger --- Withhold
	1.3	Elect Director Karen A. Rightmire --- Withhold
	1.4	Elect Director Michael L. Shor --- Withhold
	1.5	Elect Director Alfred J. Weber --- Withhold
	2	Approve Omnibus Stock Plan	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for this incentive plan is 20% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders. In addition, the company’s three-year average burn rate of 2.36% is higher than its four-digit GICS peer group burn rate of 2.25%, and therefore fails to meet our guidelines.

	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

04/18/07 - A	AMN Healthcare Services Inc. *AHS*		001744101		02/19/07	56,080
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Steven C. Francis --- For
The director nominees meet our guidelines.
	1.2	Elect Director Susan R. Nowakowski --- For
	1.3	Elect Director R. Jeffrey Harris --- For
	1.4	Elect Director William F. Miller, III --- For
	1.5	Elect Director Andrew M. Stern --- For
	1.6	Elect Director Douglas D. Wheat --- For
	1.7	Elect Director Paul E. Weaver --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 16%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

04/20/07 - A	CRA International Inc *CRAI*		12618T105		03/05/07	20,899
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director James C. Burrows --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from the entire slate of director nominees for lack of a two-thirds majority independent board.

	1.2	Elect Director Carl Shapiro --- Withhold
	2	Approve Executive Incentive Bonus Plan	For	Against		Mgmt

Though we commend the company on its effort to link cash bonuses and stock grants with clearly defined performance criteria, the plan’s annual individual award limit exceeds our guidelines for executive incentive programs. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

04/24/07 - A	Omnicell, Inc. *OMCL*		68213N109		03/09/07	100,071
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Donald C. Wegmiller --- For
The director nominees meet our guidelines.
	1.2	Elect Director James T. Judson --- For
	1.3	Elect Director Gary S. Petersmeyer --- For
	1.4	Elect Director Mary E. Foley --- For
	2	Ratify Auditors	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

04/24/07 - A	Selective Insurance Group, Inc. *SIGI*		816300107		03/13/07	64,722
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director W. Marston Becker --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee W. Marston Becker, and WITHHOLD votes from insider Gregory E. Murphy and affiliated outsider William M. Rue for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Gregory E. Murphy for serving as both board chair and CEO.

	1.2	Elect Director Gregory E. Murphy --- Withhold
	1.3	Elect Director William M. Rue --- Withhold
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

04/26/07 - A	Cambrex Corp. *CBM*		132011107		03/15/07	87,420
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Rosina B. Dixon, M.D. --- Withhold

Mgmt Rec - Company Management Recommended Vote

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Roy W. Haley, and WITHHOLD votes from affiliated outsiders Ilan Kaufthal, Leon J. Hendrix Jr. and Rosina B. Dixon for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Leon J. Hendrix Jr. and Rosina B. Dixon for standing as affiliated outsiders on key board committees.

	1.2	Elect Director Roy W. Haley --- For
	1.3	Elect Director Leon J. Hendrix, Jr. --- Withhold
	1.4	Elect Director Ilan Kaufthal --- Withhold
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

	3	Declassify the Board of Directors	For	For		Mgmt
Taft-Hartley Advisory Services commends management for submitting this proposal, which demonstrates a commitment to shareholders’ interests.
	4	Reduce Supermajority Vote Requirement	For	For		Mgmt

We believe that shareholders should be able to remove directors with or without cause by a majority vote and should also have the ability to nominate their own director candidates to fill vacancies as they arise. As such, we will support this proposal.

	5	Reduce Supermajority Vote Requirement	For	For		Mgmt
Taft-Hartley Advisory Services supports any reduction of a company’s voting requirements, even if the change is simply a lower supermajority.

04/26/07 - A	Macrovision Corp. *MVSN*		555904101		02/28/07	69,595
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director John O. Ryan --- Withhold

Mgmt Rec - Company Management Recommended Vote

We will vote FOR the director nominees with the exception of John O. Ryan from whom we will WITHHOLD votes for serving as a non-independent board chair.
	1.2	Elect Director Alfred J. Amoroso --- For
	1.3	Elect Director Donna S. Birks --- For
	1.4	Elect Director Steven G. Blank --- For
	1.5	Elect Director Andrew K. Ludwick --- For
	1.6	Elect Director Robert J. Majteles --- For
	1.7	Elect Director William N. Stirlen --- For
	2	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

04/26/07 - A	WILLIAMS SCOTSMAN INTL INC *WLSC*		96950G102		03/05/07	87,218
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Steven B. Gruber --- Withhold
We will vote FOR the director nominees with the exception of affiliated outsider Steven B. Gruber, from whom we will WITHHOLD votes for standing as on key board committees.
	1.2	Elect Director James L. Singleton --- For
	1.3	Elect Director Alan D. Wilson --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

Mgmt Rec - Company Management Recommended Vote

05/01/07 - A	Gardner Denver, Inc. *GDI*		365558105		03/02/07	67,669
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Frank J. Hansen --- For

We will vote FOR the director nominees with the exception of Thomas M. McKenna, from whom we will WITHHOLD votes for standing as an affiliated outsider on key board committees, and for neglecting to include auditor ratification on the proxy ballot.       Note, we will not be withholding votes from Audit Committee member Charles L. Szews, as he is a new director nominee.

	1.2	Elect Director Thomas M. McKenna --- Withhold
	1.3	Elect Director Diane K. Schumacher --- For
	1.4	Elect Director Charles L. Szews --- For
	2	Amend Omnibus Stock Plan	For	For		Mgmt
We support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 9%, which meets our guidelines.

05/01/07 - A	LeapFrog Enterprises, Inc. *LF*		52186N106		03/14/07	95,229
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Steven B. Fink --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Steven B. Fink, Jeffrey G. Katz and affiliated outsider Thomas J. Kalinske from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Steven B. Fink for standing as an insider on key board committees, and from David C. Nagel for poor board and committee meeting attendance.

	1.2	Elect Director Jeffrey G. Katz --- Withhold
	1.3	Elect Director Thomas J. Kalinske --- Withhold
	1.4	Elect Director Stanley E. Maron --- For
	1.5	Elect Director E. Stanton McKee, Jr. --- For
	1.6	Elect Director David C. Nagel --- Withhold
	1.7	Elect Director Ralph R. Smith --- For
	1.8	Elect Director Caden Wang --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this plan. Firstly, this plan has a share exercise price that is less than full market value. We oppose plans that reflect an exercise price less than full fair market value as it offers poor incentive for management and employees to build shareholder value. Secondly, the company’s potential Voting Power Dilution (VPD) for all incentive plans is 20% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders. Finally, the company’s three-year average burn rate of 6.13% is higher than its four-digit GICS peer group burn rate of 3.09%, and therefore fails to meet our guidelines.

	3	Seek Sale of Company/Assets	Against	Against		ShrHoldr

Given that management appears to be taking steps to address the company’s performance issues, we do not believe that the drastic measure described by the proponent is in shareholders’ best interests.

	4	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/01/07 - A	Nutri/Systems, Inc. *NTRI*		67069D108		03/07/07	60,107
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Ian J. Berg --- Withhold

We will vote FOR the director nominees with the exception of Michael J. Hagan, from whom we will WITHHOLD votes for serving as both chairman and CEO. We will also WITHHOLD votes from Audit Committee members Stephen T. Zarrilli, Ian J. Berg and Michael A. DiPiano for neglecting to include auditor ratification on the proxy ballot, and from Warren V. Musser for poor board meeting attendance.

	1.2	Elect Director Robert F. Bernstock --- For
	1.3	Elect Director Michael A. Dipiano --- Withhold
	1.4	Elect Director Michael J. Hagan --- Withhold
	1.5	Elect Director Warren V. Musser --- Withhold
	1.6	Elect Director Brian P. Tierney --- For

Mgmt Rec - Company Management Recommended Vote

	1.7	Elect Director Stephen T. Zarrilli --- Withhold

05/02/07 - A/S	Sierra Wireless Inc. *SW*		826516106		03/23/07	84,951
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Jason W. Cohenour --- For
We will vote FOR the director nominees with the exception of David B. Sutcliffe, from whom we will WITHHOLD votes for standing as an affiliated outsider on the Nominating Committee.
	1.2	Elect Director Gregory D. Aasen --- For
	1.3	Elect Director Paul G. Cataford --- For
	1.4	Elect Director Peter Ciceri --- For
	1.5	Elect Director Charles E. Levine --- For
	1.6	Elect Director S. Jane Rowe --- For
	1.7	Elect Director David B. Sutcliffe --- Withhold
	1.8	Elect Director Kent Thexton --- For
	2	Approve KPMG LLP as Auditors and Authorize Board to Fix Remuneration of Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.We support this item.

	3	Amend 1997 Incentive Stock Option Plan	For	For		Mgmt

The terms of the black-out provision are reasonable. However, Taft-Hartley Advisory Services feels that the proposed amendment provision provides the board with overly broad discretionary powers to amend the company’s equity-based compensation plans as currently approved by shareholders. We prefer amendment provisions to specifically require shareholder approval for; the repricing or extension of terms of any options (not just those of insiders), amendments that may permit the transferability or assignability of options other than for normal estate-planning purposes, as well as the broadening of the definition of eligible participants which could lead to the reintroduction.

	4	Approve U.S. Restricted Stock Plan	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 11%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders. Additionally, non-employee directors are eligible to participate in this plan on an unlimited discretionary basis.

05/03/07 - A	American Campus Communities, Inc. *ACC*		024835100		03/16/07	56,620
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director William C. Bayless Jr. --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders William C. Bayless Jr., Brian B. Nickel and affiliated outsider Scott H. Rechler from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Scott H. Rechler for poor board meeting attendance.

	1.2	Elect Director R.D. Burck --- For
	1.3	Elect Director G. Steven Dawson --- For
	1.4	Elect Director Cydney C. Donnell --- For
	1.5	Elect Director Edward Lowenthal --- For
	1.6	Elect Director Brian B. Nickel --- Withhold
	1.7	Elect Director Scott H. Rechler --- Withhold
	1.8	Elect Director Winston W. Walker --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/07/07 - A	Sotheby’s *BID*		835898107		03/23/07	85,939
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director John M. Angelo --- For

Mgmt Rec - Company Management Recommended Vote

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Robin G. Woodhead and William F. Ruprecht, and affiliated outsiders The Duke of Devonshire and Lord Blakenham from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Lord Blakenham for standing as an affiliated outsider on the Audit Committee.

1.2	Elect Director Michael Blakenham --- Withhold
1.3	Elect Director The Duke Of Devonshire --- Withhold
1.4	Elect Director Allen Questrom --- For
1.5	Elect Director William F. Ruprecht --- Withhold
1.6	Elect Director Michael I. Sovern --- For
1.7	Elect Director Donald M. Stewart --- For
1.8	Elect Director Robert S. Taubman --- For
1.9	Elect Director Diana L. Taylor --- For
1.10	Elect Director Dennis M. Weibling --- For
1.11	Elect Director Robin G. Woodhead --- Withhold
2	Amend Executive Incentive Bonus Plan	For	Against	Mgmt

Though we commend the company on its effort to link cash bonuses and stock grants with clearly defined performance criteria, the plan’s annual individual award limit exceeds our guidelines for executive incentive programs. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

3	Amend Non-Employee Director Stock Option Plan	For	Against	Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 12% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

4	Ratify Auditors	For	Against	Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/08/07 - A	Coeur D’ Alene Mines Corp. *CDE*		192108108		03/22/07	356,548
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director James J. Curran --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Dennis E. Wheeler and affiliated outsiders James J. Curran, Andrew Lundquist and Alex Vitale, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from James J. Curran for standing as an affiliated outsider on the Audit Committee, and from Dennis E. Wheeler for serving as both chairman and CEO.

	1.2	Elect Director Sebastian Edwards --- For
	1.3	Elect Director Andrew Lundquist --- Withhold
	1.4	Elect Director Robert E. Mellor --- For
	1.5	Elect Director John H. Robinson --- For
	1.6	Elect Director J. Kenneth Thompson --- For
	1.7	Elect Director Alex Vitale --- Withhold
	1.8	Elect Director Timothy R. Winterer --- For
	1.9	Elect Director Dennis E. Wheeler --- Withhold
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/08/07 - A	Huron Consulting Group, Inc. *HURN*		447462102		03/12/07	35,471
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director James D. Edwards --- For

Mgmt Rec - Company Management Recommended Vote

We will vote FOR the director nominees with the exception of Gary E. Holdren, from whom we will WITHHOLD votes for serving as both chairman and CEO.
	1.2	Elect Director Gary E. Holdren --- Withhold
	1.3	Elect Director John Mccartney --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/08/07 - A	Rare Hospitality International, Inc. *RARE*		753820109		03/16/07	77,014
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Eugene I. Lee, Jr. --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee James D. Dixon, and WITHHOLD votes from insider Eugene I. Lee Jr. and affiliated outsider Ronald W. San Martin for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Ronald W. San Martin for standing as an affiliated outsider on the Audit Committee.

	1.2	Elect Director Ronald W. San Martin --- Withhold
	1.3	Elect Director James D. Dixon --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The plan allows for the repricing of underwater stock options. We believe repricing reduces the incentive value of the plan by undermining the concept that stock options are intended to be a long-term incentive. In addition, the company’s potential Voting Power Dilution (VPD) for all incentive plans is 14% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/09/07 - A	Dril-Quip, Inc. *DRQ*		262037104		03/20/07	13,976
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Alexander P. Shukis --- For
The director nominees meet our guidelines.
	1.2	Elect Director Gary L. Stone --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item and applaud the company for using its auditor solely for auditing. This is one of the rare cases when there are no consulting fees.

05/09/07 - A	Entertainment Properties Trust *EPR*		29380T105		02/15/07	102,688
	1	Elect Trustee Barrett Brady	For	For		Mgmt
The trustee nominee Barrett Brady meets our guidelines.
	2	Approve Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 12%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Approve Executive Incentive Bonus Plan	For	For		Mgmt
This plan falls within our guidelines. We will support this item.
	4	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/09/07 - A	Regal Entertainment Group *RGC*		758766109		04/09/07	42,756
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Thomas D. Bell, Jr. --- For
The director nominees meet our guidelines.
	1.2	Elect Director David H. Keyte --- For
	1.3	Elect Director Lee M. Thomas --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/14/07 - A	DSP Group, Inc. *DSPG*		23332B106		03/23/07	54,845
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Eliyahu Ayalon --- Withhold
We will vote FOR the director nominees with the exception of Eliyahu Ayalon, from whom we will WITHHOLD votes for serving as both chairman and CEO.
	1.2	Elect Director Zvi Limon --- For
	1.3	Elect Director Louis Silver --- For
	2	Ratify Auditors	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/15/07 - A	Henry Schein, Inc. *HSIC*		806407102		03/30/07	43,462
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Stanley M. Bergman --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Mark E. Mlotek, Steven Paladino, James P. Breslawski, Gerald A. Benjamin, and Stanley M. Bergman, and affiliated outsiders Donald J. Kabat, Marvin H. Schein, and Barry J. Alperin, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Donald J. Kabat and Barry J. Alperin for standing as affiliated outsiders on key board committees, and from Stanley M. Bergman for serving as both chairman and CEO.

	1.2	Elect Director Gerald A. Benjamin --- Withhold
	1.3	Elect Director James P. Breslawski --- Withhold
	1.4	Elect Director Mark E. Mlotek --- Withhold
	1.5	Elect Director Steven Paladino --- Withhold
	1.6	Elect Director Barry J. Alperin --- Withhold
	1.7	Elect Director Paul Brons --- For
	1.8	Elect Director Margaret A. Hamburg --- For
	1.9	Elect Director Donald J. Kabat --- Withhold
	1.10	Elect Director Philip A. Laskawy --- For
	1.11	Elect Director Norman S. Matthews --- For
	1.12	Elect Director Marvin H. Schein --- Withhold
	1.13	Elect Director Louis W. Sullivan --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 13%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. In this instance, the non-auditing consulting fees are more than 25 percent of total fees paid. As such, we will vote against the company’s auditor. We believe the integrity of the auditor’s relationship with the company is compromised when a firm is paid excessive consulting fees on top of those paid for auditing services. This arrangement has the potential to open the auditor process to a wide range of conflicts of interest.

05/15/07 - A	Psychiatric Solutions, Inc. *PSYS*		74439H108		04/02/07	81,734
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director W.F. Carpenter III --- For
We will vote FOR the director nominees with the exception of affiliated outsider Mark P. Clein, from whom we will WITHHOLD votes for standing as an affiliated outsider on the Compensation Committee.
	1.2	Elect Director Mark P. Clein --- Withhold
	1.3	Elect Director Richard D. Gore --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/16/07 - A	Ventas, Inc. *VTR*		92276F100		03/19/07	101,481
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Debra A. Cafaro --- For

Mgmt Rec - Company Management Recommended Vote

We will vote FOR the director nominees with the exception of Debra A. Cafaro from whom we will WITHHOLD votes for serving as both board chair and CEO.
1.2	Elect Director Douglas Crocker, II --- For
1.3	Elect Director Jay M. Gellert --- For
1.4	Elect Director Ronald G. Geary --- For
1.5	Elect Director Christopher T. Hannon --- For
1.6	Elect Director Sheli Z. Rosenberg --- For
1.7	Elect Director Thomas C. Theobald --- For
2	Ratify Auditors	For	Against	Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. In this instance, the non-auditing consulting fees are more than 25 percent of total fees paid. As such, we will vote against the company’s auditor. We believe the integrity of the auditor’s relationship with the company is compromised when a firm is paid excessive consulting fees on top of those paid for auditing services. This arrangement has the potential to open the auditor process to a wide range of conflicts of interest. In addition, the company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

3	Increase Authorized Common Stock	For	Against	Mgmt

We do not support this plan. The number of additional authorized common shares sought in this proposal exceeds our guidelines. As a policy, Taft-Hartley Advisory Services will not support increases in authorized common shares of this magnitude, unless the company has offered a specific and reasonable purpose for the additional shares. In this case, the company has not offered a specific reason for the share increase. Large increases in authorized common stock may be used for anti-takeover devices or to fund undesirable increases in executive stock options without shareholder approval.

4	Amend Stock Ownership Limitations	For	For	Mgmt

Mgmt Rec - Company Management Recommended Vote

We believe that some of the clarifications being included in the amendment are positive to protect the company’s REIT status. However, we believe that the ownership restrictions should allow a level playing field for all shareholders, and that granting the power to the board to grant exceptions to the constructive ownership limit is not in the best interest of shareholders.

05/16/07 - A	Waste Connections, Inc. *WCN*		941053100		03/20/07	68,842
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Ronald J. Mittelstaedt --- Withhold
We will vote FOR director nominee Edward E. Guillet, and WITHHOLD votes from Ronald J. Mittelstaedt for serving as both chairman and CEO.
	1.2	Elect Director Edward E. ‘Ned’ Guillet --- For
	2	Increase Authorized Common Stock	For	For		Mgmt
The number of additional authorized common shares sought in this proposal meets our guidelines.
	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/17/07 - A	Euronet Worldwide Inc. *EEFT*		298736109		03/30/07	46,692
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Michael J. Brown --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Michael J. Brown, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board, and for serving as both chairman and CEO.

	1.2	Elect Director Andrew B. Schmitt --- For
	1.3	Elect Director M. Jeannine Strandjord --- For
	2	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/17/07 - A	SBA Communications Corp. *SBAC*		78388J106		03/16/07	56,672
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Jack Langer --- For
The director nominees meet our guidelines.
	1.2	Elect Director Jeffrey A. Stoops --- For

05/17/07 - A	Strategic Hotels & Resorts Inc *BEE*		86272T106		03/30/07	115,130
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Robert P. Bowen --- For
The director nominees meet our guidelines.
	1.2	Elect Director Michael W. Brennan --- For
	1.3	Elect Director Edward C. Coppola --- For
	1.4	Elect Director Kenneth Fisher --- For
	1.5	Elect Director Laurence S. Geller --- For
	1.6	Elect Director James A. Jeffs --- For
	1.7	Elect Director Sir David Michels --- For
	1.8	Elect Director William A. Prezant --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

Mgmt Rec - Company Management Recommended Vote

05/22/07 - A	Felcor Lodging Trust Incorporated *FCH*		31430F101		04/02/07	70,045
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Melinda J. Bush --- For
The director nominees meet our guidelines.
	1.2	Elect Director Charles A. Ledsinger, Jr. --- For
	1.3	Elect Director Robert H. Lutz, Jr. --- For
	1.4	Elect Director Robert F. Cotter --- For
	1.5	Elect Director Thomas C. Hendrick --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/22/07 - A	Urban Outfitters, Inc. *URBN*		917047102		03/26/07	29,429
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Richard A. Hayne --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insiders Glen T. Senk and Richard A. Hayne, and affiliated outsiders Scott A. Belair, Harry S. Cherken, Jr. and Joel S. Lawson III for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Scott A. Belair, Harry S. Cherken, Jr. and Joel S. Lawson III for standing as affiliated outsiders on key board committees, from Richard A. Hayne for serving as a non-independent board chair, and from Audit Committee members Scott A. Belair, Robert H. Strouse and Joel S. Lawson III for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director Scott A. Belair --- Withhold
	1.3	Elect Director Harry S. Cherken, Jr. --- Withhold
	1.4	Elect Director Joel S. Lawson III --- Withhold
	1.5	Elect Director Glen T. Senk --- Withhold
	1.6	Elect Director Robert H. Strouse --- Withhold
	2	Adopt ILO Based Code of Conduct	Against	For		ShrHoldr

Mgmt Rec - Company Management Recommended Vote

In this case, Urban Outfitters does not appear to have established a publicly available code of conduct that specifically references certain issues related to workplace human rights. We also note that many multinational companies have established such codes or standards and have posted them on their websites, particularly in industries that have had a history of human rights concerns or are operate in markets with fewer protections for workplace human rights. The company states in its response to this filing that it has internal and vendor codes of conduct that address many of the core ILO conventions; however, detailed information on this code does not appear to be available on the company website or through other public documents. Taft-Hartley Advisory Services believes that transparency on formal workplace labor rights policies can help companies avoid high-profile public issues, thus managing reputation risk and mitigating the potential for exposure to costly fines or litigation. Although the company has not been involved in any recent, significant human rights controversies, Taft-Hartley Advisory Services believes that reviewing the potential for such violations in its operations, evaluating its existing policies on human rights issues, and providing increased disclosure to shareholders on these policies and Urban Outfitters performance could be beneficial for the company without exposing it to significant cost or burden. As such, we will support this resolution.

05/23/07 - A	Edge Petroleum Corp. *EPEX*		279862106		04/05/07	49,062
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Robert W. Shower --- For
The director nominees meet our guidelines.
	1.2	Elect Director David F. Work --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

05/24/07 - A	Arris Group Inc *ARRS*		04269Q100		03/30/07	34,525
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Alex B. Best --- For

Mgmt Rec - Company Management Recommended Vote

We will vote FOR the director nominees with the exception of John R. Petty from whom we will WITHHOLD votes for standing as an affiliated outsider on key board committees. We will also WITHHOLD votes from Robert J. Stanzione for serving as both board chair and CEO.

	1.2	Elect Director Harry L. Bosco --- For
	1.3	Elect Director John Anderson Craig --- For
	1.4	Elect Director Matthew B. Kearney --- For
	1.5	Elect Director William H. Lambert --- For
	1.6	Elect Director John R. Petty --- Withhold
	1.7	Elect Director Robert J. Stanzione --- Withhold
	2	Approve Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 12%, which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/24/07 - A	Atlantic Tele-Network, Inc. *ATNI*		049079205		04/13/07	7,786
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Martin L. Budd --- For

Mgmt Rec - Company Management Recommended Vote

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Martin L. Budd, and WITHHOLD votes from insider Cornelius B. Prior Jr and affiliated outsider Brian A. Schuchman for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Cornelius B. Prior Jr for serving as a non-independent board chair, and from Audit Committee members Charles J. Roesslein and Henry U. Wheatley for neglecting to include auditor ratification on the proxy ballot.       Note, we will not be withholding votes from Audit Committee member Martin L. Budd for neglecting to include auditor ratification on the proxy ballot, as he is a new director nominee.

	1.2	Elect Director Cornelius B. Prior, Jr. --- Withhold
	1.3	Elect Director Charles J. Roesslien --- Withhold
	1.4	Elect Director Brian A. Schuchman --- Withhold
	1.5	Elect Director Henry U. Wheatley --- Withhold
	2	Amend Stock Option Plan	For	For		Mgmt
We support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 8%, which meets our guidelines.

05/24/07 - A	Crown Castle International Corp. *CCI*		228227104		03/26/07	171,367
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Edward C. Hutcheson, Jr. --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee J. Landis Martin, and WITHHOLD votes from insider W. Benjamin Moreland and affiliated outsider Edward C. Hutcheson Jr. for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Edward C. Hutcheson Jr. for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director J. Landis Martin --- For
	1.3	Elect Director W. Benjamin Moreland --- Withhold
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

Although the potential Voting Power Dilution (VPD) for all incentive plans of 7% meets our guidelines, this plan has a share exercise price that is less than full market value. We oppose plans that reflect an exercise price less than full fair market value as it offers poor incentive for management and employees to build shareholder value

	3	Eliminate Class of Common Stock	For	For		Mgmt

Approval of this item could reduce confusion in the marketplace and would simplify the process of approving amendments that relate solely to preferred stockholders. As such, this item warrants support.

Mgmt Rec - Company Management Recommended Vote

	4	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/24/07 - A	Hersha Hospitality Trust *HT*		427825104		03/30/07	152,538
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Trustee Hasu P. Shah --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Hasu P. Shah and affiliated outsider Kiran Patel, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Hasu P. Shah for serving as a non-independent board chair.

	1.2	Elect Trustee Michael A. Leven --- For
	1.3	Elect Trustee Kiran P. Patel --- Withhold
	1.4	Elect Trustee John M. Sabin --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

Mgmt Rec - Company Management Recommended Vote

05/24/07 - A	Stereotaxis, Inc. *STXS*		85916J102		03/27/07	34,790
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Bevil J. Hogg --- For

We will vote FOR the director nominees with the exception of affiliated outsider Fred A. Middleton, from whom we will WITHHOLD votes for standing on the Compensation Committee and for serving as a non-independent board chair.

	1.2	Elect Director William M. Kelley --- For
	1.3	Elect Director Fred A. Middleton --- Withhold
	1.4	Elect Director William C. Mills, III --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item and applaud the company for using its auditor solely for auditing. This is one of the rare cases when there are no consulting fees.

	3	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company’s potential Voting Power Dilution (VPD) for all incentive plans is 11% which exceeds our guidelines. Proposals that add to a company’s VPD can potentially dilute the voting interests of common shareholders.

05/30/07 - A	Polycom, Inc. *PLCM*		73172K104		04/10/07	51,453
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Robert C. Hagerty --- Withhold

We will vote FOR the director nominees with the exception of insider Robert C. Hagerty, from whom we will WITHHOLD votes for serving as both chairman and CEO. We will also WITHHOLD votes from John Seely Brown for poor board and committee meeting attendance.

	1.2	Elect Director Michael R. Kourey --- For
	1.3	Elect Director Betsy S. Atkins --- For
	1.4	Elect Director John Seely Brown --- Withhold
	1.5	Elect Director David G. DeWalt --- For
	1.6	Elect Director Durk I. Jager --- For
	1.7	Elect Director John A. Kelley, Jr. --- For
	1.8	Elect Director William A. Owens --- For
	1.9	Elect Director Kevin T. Parker --- For
	2	Approve Executive Incentive Bonus Plan	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

Though we commend the company on its effort to link cash bonuses and stock grants with clearly defined performance criteria, the plan’s annual individual award limit exceeds our guidelines for executive incentive programs. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

	3	Ratify Auditors	For	Against		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We do not support this item. The company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

05/31/07 - A	FPIC Insurance Group, Inc. *FPIC*		302563101		04/02/07	5,910
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director John K. Anderson, Jr. --- For

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of affiliated outsider M.C. Harden, III from whom we will WITHHOLD votes for lack of a two-thirds majority independent board.

	1.2	Elect Director M.C. Harden, III --- Withhold
	1.3	Elect Director John G. Rich --- For
	1.4	Elect Director Joan D. Ruffier --- For
	2	Approve Executive Incentive Bonus Plan	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

Though we commend the company on its effort to link cash bonuses with clearly defined performance criteria, the plan’s annual individual award limit has the potential to exceed our guidelines for executive incentive programs due to its open-ended, unlimited nature. In years with substantial base salary increases, the individual award limit parameters prescribed by the plan would not keep payouts to executives within our $2 million individual award limit. As such, this plan has the potential to negatively impact shareholder value beyond a reasonable level. Therefore, we do not support this item.

	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

06/04/07 - A	STEC, Inc. *STEC*		784774101		04/11/07	73,974
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Manouch Moshayedi --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Manouch Moshayedi, Mark Moshayedi and Dan Moses from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Manouch Moshayedi for serving as both board chair and CEO.

	1.2	Elect Director Mark Moshayedi --- Withhold
	1.3	Elect Director Dan Moses --- Withhold
	1.4	Elect Director F. Michael Ball --- For
	1.5	Elect Director Rajat Bahri --- For
	1.6	Elect Director Vahid Manian --- For
	1.7	Elect Director James J. Peterson --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

Mgmt Rec - Company Management Recommended Vote

06/12/07 - A	Inventiv Health, Inc. *VTIV*		46122E105		04/26/07	33,457
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Eran Broshy --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insiders Eran Broshy, Terrell G. Herring and R. Blane Walter, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Eran Broshy for serving as both chairman and CEO.

	1.2	Elect Director John R. Harris --- For
	1.3	Elect Director Terrell G. Herring --- Withhold
	1.4	Elect Director Mark E. Jennings --- For
	1.5	Elect Director Per G.H. Lofberg --- For
	1.6	Elect Director A. Clayton Perfall --- For
	1.7	Elect Director Craig Saxton, M.D. --- For
	1.8	Elect Director R. Blane Walter --- Withhold
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item and applaud the company for using its auditor solely for auditing. This is one of the rare cases when there are no consulting fees.

06/15/07 - A	Internet Capital Group, Inc. *ICGE*		46059C205		04/16/07	80,765
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Thomas A. Decker --- Withhold

The director nominees do not meet our guidelines. We will WITHHOLD votes ffrom Thomas P. Gerrity and Thomas A. Decker for allowing the greenmail payment to Mason Capital under the repurchase agreement. We will also WITHHOLD votes from Robert E. Keith, Jr. for allowing the greenmail payment and for poor board meeting attendance, and from Michael J. Hagan for serving on an excessive number of boards.

Mgmt Rec - Company Management Recommended Vote

	1.2	Elect Director Thomas P. Gerrity --- Withhold
	1.3	Elect Director Robert E. Keith, Jr. --- Withhold
	1.4	Elect Director Michael J. Hagan --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.        We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor..

	3	Other Business	For	Against		Mgmt
As we cannot know the content of these issues, we do not approve of this request.

06/18/07 - A	Guess?, Inc. *GES*		401617105		04/23/07	69,642
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Paul Marciano --- For
The director nominees meet our guidelines.
	1.2	Elect Director Anthony Chidoni --- For
	1.3	Elect Director Judith Blumenthal --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

06/19/07 - A	kforce, Inc. *KFRC*		493732101		04/19/07	150,149
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Elaine D. Rosen --- For

Mgmt Rec - Company Management Recommended Vote

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR the director nominees with the exception of insider Howard W. Sutter and affiliated outsider Richard M. Cocchiaro, from whom we will WITHHOLD votes for lack of a two-thirds majority independent board.

	1.2	Elect Director Ralph E. Struzziero --- For
	1.3	Elect Director Howard W. Sutter --- Withhold
	1.4	Elect Director Richard M. Cocchiaro --- Withhold
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

06/20/07 - A	California Pizza Kitchen, Inc. *CPKI*		13054D109		04/27/07	19,049
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director William C. Baker --- For
We will vote FOR the director nominees with the exception of insiders Larry S. Flax and Richard L. Rosenfield, from whom we will WITHHOLD votes for serving as both chairman and CEO.
	1.2	Elect Director Larry S. Flax --- Withhold
	1.3	Elect Director Henry Gluck --- For
	1.4	Elect Director Steven C. Good --- For
	1.5	Elect Director Charles G. Phillips --- For
	1.6	Elect Director Avedick B. Poladian --- For
	1.7	Elect Director Richard L. Rosenfield --- Withhold
	1.8	Elect Director Alan I. Rothenberg --- For
	2	Ratify Auditors	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We do not support this item. In this instance, the non-auditing consulting fees are more than 25 percent of total fees paid. As such, we will vote against the company’s auditor. We believe the integrity of the auditor’s relationship with the company is compromised when a firm is paid excessive consulting fees on top of those paid for auditing services. This arrangement has the potential to open the auditor process to a wide range of conflicts of interest. In addition, the company has retained the same audit firm in excess of seven years. We believe mandatory auditor rotation is an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships, and is a safeguard against improper audits. Taft-Hartley Advisory Services does not support the ratification of an auditor if their tenure at a company exceeds seven years.

06/27/07 - A	Mobile Mini, Inc. *MINI*		60740F105		04/30/07	51,262
	1	Elect Directors	For	Withhold		Mgmt
	1.1	Elect Director Ronald J. Marusiak --- Withhold

The director nominees do not meet our guidelines. The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will WITHHOLD votes from insider Lawrence Trachtenberg and affiliated outsider Ronald J. Marusiak, for lack of a two-thirds majority independent board. We will also WITHHOLD votes from Ronald J. Marusiak for standing as an affiliated outsider on key board committees.

	1.2	Elect Director Lawrence Trachtenberg --- Withhold
	2	Amend Omnibus Stock Plan	For	For		Mgmt

Taft-Hartley Advisory Services will vote FOR this proposal because decreasing the automatic annual grant for non-employee directors from 7,500 options to purchase shares to 2,500 shares of common stock would reduce the distribution of shares; thus, reducing the plans’s voting power dilution. As such, this proposal can be beneficial to shareholders of the company.

	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company’s auditor.

Mgmt Rec - Company Management Recommended Vote

Mgmt Rec - Company Management Recommended Vote

06/27/07 - S	Sierra Health Services, Inc. *SIE*		826322109		05/18/07	152,204
	1	Approve Merger Agreement	For	For		Mgmt
		Based on our review of the terms of the transaction and the factors described above, including the premium and strategic process, we believe that the merger agreement warrants support.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L.Umphrey, President and Chief Executive Officer

Date:	August 20, 2007